As filed with the Securities and Exchange Commission on April 29, 1997.


                                                                File No. 2-86337
                                                               File No. 811-3835
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                            ------------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                          PRE-EFFECTIVE AMENDMENT No.                        |_|

                        POST-EFFECTIVE AMENDMENT No. 14                      |X|

                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|

                               AMENDMENT No. 14                              |X|

                        (Check appropriate box or boxes)
                            ------------------------

                         Value Line Centurion Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)
                      220 East 42nd Street, New York, New York        10017-5891
                      (Address of Principal Executive Offices)        (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 907-1500
                            ------------------------

                                DAVID T. HENIGSON
                                Value Line, Inc.
                              220 East 42nd Street
                          New York, New York 10017-5891
                     (Name and Address of Agent for Service)

                                    Copy to:
                               PETER D. LOWENSTEIN
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

          |_|  immediately upon filing pursuant to paragraph (b), or

          |X|  on May 1, 1997 pursuant to paragraph (b), or

          |_| 60 days after filing pursuant to paragraph (a), or |_| on (date) pursuant to paragraph (a) of Rule 485.

                            ------------------------

     Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares of capital stock under the Securities Act of 1933. Registrant filed its Rule 24f-2 Notice for the year ended December 31, 1996 on or about February 28, 1997.

================================================================================

                         VALUE LINE CENTURION FUND, INC.
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

Form N-1A Item No.                                                               Location

Part A (Prospectus)

Item 1.     Cover Page.........................................................  Cover

Item 2.     Synopsis...........................................................  Omitted

Item 3.     Condensed Financial Information....................................  Financial Highlights

Item 4.     General Description of Registrant..................................  Cover Page; Investment Objective and
                                                                                   Policies; Investment Restrictions;
                                                                                   Additional Information

Item 5.     Management of the Fund.............................................  Management of
                                                                                   the Trust; Additional Information

Item 6.     Capital Stock and Other Securities.................................  Dividends, Distributions and Taxes;
                                                                                   Additional Information

Item 7.     Purchase of Securities Being Offered...............................  Sale and Redemption of Shares;
                                                                                   Calculation of Net Asset Value

Item 8.     Redemption and Repurchase of Securities............................  Sale and Redemption of Shares

Item 9.     Pending Legal Proceedings..........................................  Not Applicable

Part B (Statement of Additional Information)

Item 10.    Cover Page.........................................................  Cover Page

Item 11.    Table of Contents..................................................  Table of Contents

Item 12.    General Information and History....................................  Additional Information (Part A)

Item 13.    Investment Objectives and Policies.................................  Investment Objective and Policies;
                                                                                   Investment Restrictions

Item 14.    Management of the Fund.............................................  Directors and Officers

Item 15.    Control Persons and Principal Holders of Securities................  Management of the Fund (Part A);
                                                                                   Directors and Officers

Item 16.    Investment Advisory and Other Services.............................  Management of the Fund (Part A);
                                                                                   The Adviser

Item 17.    Brokerage Allocation...............................................  Management of the Fund (Part A);
                                                                                   Brokerage Arrangements

Item 18.    Capital Stock and Other Securities.................................  Additional Information (Part A)

Item 19.    Purchase, Redemption and Pricing of Securities Being Offered.......  Sale and Redemption of Shares;
                                                                                   Calculation of Net Asset Value (Part A)

Item 20.    Tax Status.........................................................  Taxes

Item 21.    Underwriters.......................................................  Not Applicable

Item 22.    Calculation of Performance Data....................................  Performance Information (Part A);
                                                                                   Performance Data

Item 23.    Financial Statements...............................................  Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS

                                   May 1, 1997

                         VALUE LINE CENTURION FUND, INC.
                              220 East 42nd Street
                          New York, New York 10017-5891
                                 1-800-223-0818

                                    CONTENTS

                                                                            PAGE
                                                                            ----
Financial Highlights .......................................................  2
Investment Objective and Policies ..........................................  2
Investment Restrictions ....................................................  3
Performance Information ....................................................  4
Management of the Fund .....................................................  4
Calculation of Net Asset Value .............................................  5
Sale and Redemption of Shares ..............................................  6
Dividends, Distributions and Taxes .........................................  6
Additional Information .....................................................  6

Value Line Centurion Fund, Inc. (the "Fund") is an open-end, diversified management investment company whose primary investment objective is long-term growth of capital. The Fund's investment adviser is Value Line, Inc. (the "Adviser"). The Fund's portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by The Value Line Investment Survey, one of the nation's major investment advisory services.

Shares of the Fund are available to the public only through the purchase of certain annuity contracts and insurance policies issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC").

This Prospectus sets forth concise information about the Fund that a prospective investor ought to know before investing. This Prospectus should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated May 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. A copy of the Statement of Additional Information may be obtained at no charge by writing or telephoning the Fund at the address or telephone number listed above.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


                                     VLCF-1

                              FINANCIAL HIGHLIGHTS
                 (for a share outstanding throughout each year)

      The following information on selected per share data and ratios, with respect to each of the five years in the period ended December 31, 1996, and the related financial statements, have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon appears in the Fund's Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto which appear in the Fund's Annual Report to Shareholders available from the Fund without charge.


                                                                  Year Ended December 31,
                                -----------------------------------------------------------------------------------------
                                   1996               1995           1994           1993           1992           1991
                                ----------         ----------     ----------     ----------     ----------     ----------
Net asset value, beginning
  of year ....................  $    24.25         $    17.83     $    18.52     $    20.04     $    20.83     $    15.04
                                ----------         ----------     ----------     ----------     ----------     ----------
Income (Loss) from
investment operations:
Net investment
  income .....................         .08                .12            .10            .12            .20            .20
Net gains or losses on
  securities (both
  realized and unrealized)  ..        3.71               6.96           (.51)          1.73           1.03           7.65
                                ----------         ----------     ----------     ----------     ----------     ----------
  Total from investment
    operations ...............        3.79               7.08           (.41)          1.85           1.23           7.85
                                ----------         ----------     ----------     ----------     ----------     ----------
  Less distributions:
  Dividends from net
    investment income ........        (.12)              (.10)          (.01)          (.12)          (.19)          (.20)
  Distributions from
    capital gains ............       (3.09)              (.56)          (.27)         (3.25)         (1.83)         (1.86)
                                ----------         ----------     ----------     ----------     ----------     ----------
Total dividends and
  distributions ..............       (3.21)              (.66)          (.28)         (3.37)         (2.02)         (2.06)
                                ----------         ----------     ----------     ----------     ----------     ----------
Net asset value, end of year .  $    24.83         $    24.25     $    17.83     $    18.52     $    20.04     $    20.83
                                ==========         ==========     ==========     ==========     ==========     ==========
Total return+ ................       17.34%             40.08%        -2.21%           9.21%          5.93%         52.18%
                                ==========         ==========     ==========     ==========     ==========     ==========
Ratios/Supplemental Data
Net assets, end of year
  (in thousands) .............  $  639,341         $  525,449     $  352,745     $  373,910     $  347,116     $  306,589
Ratio of operating expenses to
  average net assets .........         .60%(1)            .62%           .61%           .61%           .54%           .53%
Ratio of net investment income
  to average net assets ......         .36%               .60%           .57%           .57%           .99%          1.19%
Portfolio turnover rate ......         141%               114%           122%           118%            83%            81%
Average commissions paid per
  share of common stock
  investments purchased/sold .  $     .049(2)            --             --             --             --             --

                                                Year Ended December 31,
                                -------------------------------------------------------
                                   1990           1989           1988           1987
                                ----------     ----------     ----------     ----------
Net asset value, beginning
  of year ....................  $    14.55     $    11.84     $    11.16     $    12.41
                                ----------     ----------     ----------     ----------
Income (Loss) from
investment operations:
Net investment
  income .....................         .31            .40            .21            .08
Net gains or losses on
  securities (both
  realized and unrealized)  ..         .50           3.32            .63           (.26)
                                ----------     ----------     ----------     ----------
  Total from investment
    operations ...............         .81           3.72            .84           (.18)
                                ----------     ----------     ----------     ----------
  Less distributions:
  Dividends from net
    investment income ........        (.32)          (.45)          (.16)          (.18)
  Distributions from
    capital gains ............        --             (.56)          --             (.89)
                                ----------     ----------     ----------     ----------
Total dividends and
  distributions ..............        (.32)         (1.01)          (.16)         (1.07)
                                ----------     ----------     ----------     ----------
Net asset value, end of year .  $    15.04     $    14.55     $    11.84     $    11.16
                                ==========     ==========     ==========     ==========
Total return+ ................        5.56%         31.49%          7.58%        -2.86%
                                ==========     ==========     ==========     ==========
Ratios/Supplemental Data
Net assets, end of year
  (in thousands) .............  $  172,113     $  160,209     $  145,486     $  195,431
Ratio of operating expenses to
  average net assets .........         .54%           .55%           .55%           .56%
Ratio of net investment income
  to average net assets ......        2.19%          2.54%          1.46%           .72%
Portfolio turnover rate ......          56%            46%           210%           216%
Average commissions paid per
  share of common stock
  investments purchased/sold .        --             --             --             --

(1)  Before offset of custody credits.
(2)  Disclosure effective for fiscal years beginning on or after 9/1/95.
+ Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.


INVESTMENT OBJECTIVE AND POLICIES

      The primary investment objective of the Fund is long-term growth of capital. The Fund's investment objective cannot be changed without shareholder approval. There can be no assurance that such objective will be achieved as there are risks in all investments.


                                     VLCF-2

      To achieve its investment objective, at least 90% of the Fund's portfolio will typically consist of common stocks ranked 1 or 2 for year-ahead relative performance ("Timeliness") by The Value Line Investment Survey. Under normal conditions, the Fund will confine its purchases to stocks ranked 1 and the top 100 of the 300 stocks ranked 2. Stocks ranked 2 may be held by the Fund; stocks that fall in rank below 2 will be sold as soon as practical, although stocks ranked 1 or 2 may also be sold if the Adviser deems a sale to be advisable. There are at present 100 stocks ranked 1 and 300 stocks ranked 2. The rankings for Timeliness reflect the degree to which it is anticipated that a group of stocks will outperform or underperform the average of all 1,700 stocks in the Value Line universe in terms of price performance. For defensive purposes, the Fund may temporarily invest all or part of its assets in fixed-income securities, including U.S. Government securities, bonds, commercial paper, repurchase agreements and cash equivalents.

      In the selection of securities for purchase or sale, the Adviser relies on the Value Line Ranking System for Timeliness which has evolved after many years of research and has been used in substantially its present form since 1965. The Value Line Ranking System is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the latest reported earnings deviate from estimated earnings. The Rankings are published weekly in The Value Line Investment Survey for approximately 1,700 stocks. On a scale of 1 (highest) to 5 (lowest), the Rankings compare an estimate of the probable market performance of each stock during the coming twelve months relative to all 1,700 stocks under review. The Value Line Rankings are updated weekly to reflect the most recent information. The Value Line Rankings do not eliminate market risk, but the Adviser believes that they provide objective standards for the selection of stocks which can be expected to outperform the market in general over the next six to twelve months. Reliance upon the 1 and 2 Rankings, whenever feasible, is a fundamental policy of the Fund which may not be changed without the specific approval by the vote of a majority of its outstanding shares. Accordingly, the Fund generally will purchase and hold securities which are believed to have relatively superior potential for capital appreciation over the next six to twelve months. Reliance on the Rankings is no assurance that the Fund will perform more favorably than the market in general over any particular period.

      Repurchase Agreements. The Fund may invest temporary cash balances in repurchase agreements. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve System or a securities dealer which the Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The value of the underlying securities including interest will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Board of Directors of the Fund monitors the creditworthiness of parties with which the Fund enters into repurchase agreements.


INVESTMENT RESTRICTIONS

      The Fund has adopted a number of investment restrictions which may not be changed without shareholder approval. These are set forth in the Statement of Additional Information and provide, among other things, that the Fund may not:


                                     VLCF-3

      (a) borrow in excess of 10% of the value of its assets and then only as a temporary measure;

      (b) purchase securities (other than U.S. Government securities) if the purchase would cause the Fund, at the time, to have more than 5% of the value of its total assets invested in the securities of any one company or to own more than 10% of the outstanding voting securities of any one company; or

      (c) invest 25% or more of the value of the Fund's assets in one particular industry.

PERFORMANCE INFORMATION

      The Fund may from time to time include information regarding its total return performance or yield in advertisements or in information furnished to existing or prospective shareholders. When information regarding total return is furnished, it will be based upon changes in the Fund's net asset value and will assume the reinvestment of all capital gains distributions and income dividends. It will take into account nonrecurring charges, if any, which the Fund may incur other than charges deducted from the applicable contract or policy at the separate account level. It will not take into account income taxes due on Fund distributions.

      The table below illustrates the total return performance of the Fund for the periods indicated by showing the value of a hypothetical $1,000 investment made at the beginning of each period. The information contained in the table has been computed by applying the Fund's average annual total return to the hypothetical $1,000 investment. The table assumes reinvestment of all capital gains distributions and income dividends.

                                                                       Average
                                                                       Annual
                                                                    Total Return
                                                                     -----------
 For the year ended December 31, 1996................   $1,173         17.34%
 For the five years ended December 31, 1996..........   $1,859         13.21%
 For the ten years ended December 31, 1996...........   $4,105         15.17%

      Comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc. and other industry or financial publications. The Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. Such performance information may not be useful for comparative purposes because it does not reflect fees and other charges deducted from the insurance company's separate account. From time to time, articles about the Fund regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance, Money Magazine, Financial World, Morningstar, Personal Investor, Forbes, Fortune, Business Week, The Vards Report, Wall Street Journal, Investor's Business Daily, Donoghue and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.

      Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

MANAGEMENT OF THE FUND

      The management and affairs of the Fund are supervised by the Fund's Board of Directors. The Fund's officers conduct and supervise the daily business operations of the Fund. The Fund's investment decisions are made by an investment committee of employees of the Adviser. The Fund's Annual Report contains a discussion on the Fund's performance, which will be made available upon request and without charge.


                                     VLCF-4

      The Adviser. Value Line, Inc. (the "Adviser") serves as the Fund's investment adviser. The Adviser was organized in 1982 and is the successor to substantially all of the operations of Arnold Bernhard & Co., Inc. ("AB&Co.").The Adviser was formed as part of a reorganization of AB&Co., a sole proprietorship formed in 1931 which became a New York corporation in 1946. AB&Co. currently owns approximately 81% of the outstanding shares of the Adviser's common stock. Jean Bernhard Buttner, Chairman, President and Chief Executive Officer of the Adviser, owns all of the voting stock of AB&Co. All of the non-voting stock is owned by or for the benefit of members of the Bernhard family and employees and former employees of AB&Co. or the Adviser. The Adviser currently acts as investment adviser to the other Value Line mutual funds and furnishes investment advisory services to private and institutional accounts with combined assets in excess of $5 billion. Value Line Securities, Inc., the Fund's distributor, is a subsidiary of the Adviser. The Adviser manages the Fund's investments, provides various administrative services and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors. The Adviser is paid a monthly advisory fee at an annual rate of 1 1/42 of 1% of the Fund's average daily net assets during the year. The investment advisory agreement provides that the Adviser shall render investment advisory and other services to the Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the Fund. The Fund pays all other expenses not assumed by the Adviser including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agent, legal and accounting fees, fees and expenses in connection with qualification under Federal and state securities laws and costs of shareholder reports and proxy materials. In addition, the Fund has an agreement with GIAC to reimburse GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on behalf of the Fund. See note 4 of the notes to the Fund's financial statements for the year ended December 31, 1996. During fiscal 1996, the Fund paid management fees amounting to .50% of average net assets.

      Brokerage. The Fund pays a portion of its total brokerage commissions to Value Line Securities, Inc., which clears transactions for the Fund through unaffiliated broker-dealers.

CALCULATION OF NET ASSET VALUE

      The net asset value of the Fund's shares for purposes of both purchases and redemptions is determined once daily as of the close of trading of the first session of the New York Stock Exchange (currently 4:00 p.m., New York time) on each day that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received. The holidays on which the New York Stock Exchange is closed currently are New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is determined by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market. Short-term instruments with maturities greater than 60 days, at date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized value. Other assets and securities for which market valuations are not readily available will be valued at fair value as the Board of Directors may determine.


                                     VLCF-5

SALE AND REDEMPTION OF SHARES

      Shares of the Fund are sold and redeemed at net asset value next calculated after a purchase or redemption order is received by the Fund in good order. Shares of the Fund are available to the public only through the purchase of certain contracts issued by GIAC. There are no minimum investment requirements. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after the order for redemption is received by the Fund. However, payment may be postponed under unusual circumstances such as when normal trading is not taking place on the New York Stock Exchange.

      The shares of the Fund are offered to GIAC in order to fund certain separate accounts which support both variable annuity contracts and variable life insurance policies issued by GIAC. The structure of the Fund, however, permits variable annuity contractowners and variable life policyowners, within the limitations described in the appropriate contract or policy, to allocate the amount under their contract or policy for an investment in shares of the Fund. (See the prospectus describing the appropriate contract or policy for more information regarding such allocation.)

      It is conceivable that in the future it may be disadvantageous for variable annuity and variable life insurance separate accounts to invest simultaneously in the Fund. However, the Fund and GIAC do not currently foresee any disadvantages to variable annuity contractowners or to variable life insurance policyowners. The Fund's Board of Directors intends to monitor events for the existence of any material irreconcilable conflict between or among such owners, and GIAC will take whatever remedial action may be necessary to resolve any such conflict.

DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Fund intends to distribute its net investment income, if any, and any net realized capital gains to shareholders annually or more frequently, if necessary to comply with the Internal Revenue Code. All such dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. Because the Fund intends to distribute all of its net investment income and capital gains to shareholders, it is not expected that the Fund will be required to pay any Federal income taxes.

      The Internal Revenue Code and Treasury regulations promulgated thereunder provide that mutual funds underlying variable annuity contracts and variable life insurance policies must meet certain diversification requirements in order to maintain the favorable tax treatment afforded such contracts and policies. The Adviser will continue to diversify the Fund's investments in accordance with those requirements.

      Since shares of the Fund will be offered to investors only through variable annuity contracts or variable life insurance policies funded through separate accounts of GIAC, reference is made to the prospectus relating thereto for information regarding the Federal income tax treatment accorded distributions of investment income and capital gains to the separate accounts pursuant to the terms of the contracts or policies. A person considering purchasing a contract should also consult with his or her tax advisor before doing so.

ADDITIONAL INFORMATION

      The Fund is an open-end, diversified management investment company incorporated in Maryland in 1983. The Fund has 50,000,000 authorized shares of common stock, $1 par value. Each share has one vote with fractional shares voting proportionately. Shares have no preemptive rights, are freely transferable, are entitled to dividends as declared by the Directors, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund does not intend to hold routine annual meetings of shareholders. However, special meetings of


                                     VLCF-6
      shareholders will be held as required by law, for purposes such as changing fundamental policies or approving an advisory agreement. Shareholder voting will be conducted in accordance with the procedures set forth in the section entitled "Voting Rights" in the applicable contract or policy issued by GIAC.

      Shareholders' Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the cover page of this Prospectus.

      Transfer Agent. State Street Bank and Trust Company, Boston, MA, is the transfer and dividend-paying agent (shareholder servicing agent) for the Fund.


                                     VLCF-7

                      (This page intentionally left blank)

                         VALUE LINE CENTURION FUND, INC.
               220 East 42nd Street, New York, New York 10017-5891
                                 1-800-223-0818


--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1997
--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus and must be read in conjunction with the Prospectus of Value Line Centurion Fund, Inc. dated May 1, 1997, a copy of which may be obtained without charge by writing or telephoning the Fund.


                                  ------------

                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----
Investment Objective and Policies......................................     B-1
Investment Restrictions................................................     B-2
Directors and Officers.................................................     B-3
The Adviser............................................................     B-5
Brokerage Arrangements.................................................     B-6
Sale and Redemption of Shares..........................................     B-7
Taxes..................................................................     B-7
Performance Data.......................................................     B-7
Additional Information.................................................     B-8
Financial Statements...................................................     B-8

                        INVESTMENT OBJECTIVE AND POLICIES
     (See also "Investment Objective and Policies" in the Fund's Prospectus)

General

      Value Line Centurion Fund, Inc. (the "Fund") is an open-end, diversified, management investment company. Its primary investment objective is long-term growth of capital. To achieve this objective, at least 90% of the Fund's portfolio will typically consist of common stocks ranked 1 or 2 for year-ahead relative performance ("timeliness") by The Value Line Investment Survey. The Fund, however, may temporarily invest all or part of its assets in fixed income securities, including U.S. Government securities, bonds, commercial paper, repurchase agreements and cash equivalents.

      The Fund will not concentrate its investments in any particular industry but reserves the right to invest up to 25% of its total assets (taken at market value) in any one industry. The Fund does not invest for the purposes of management or control of companies whose securities the Fund owns.

      The policies set forth in the Fund's Prospectus and above in the preceding paragraphs and below under "Investment Restrictions" are, unless otherwise indicated, fundamental policies of the Fund and may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding voting securities of the Fund" means the lesser of
(1) the holders of more than 50% of the outstanding shares of capital stock of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

                             INVESTMENT RESTRICTIONS

      The Fund may not:

      (1) Write, purchase or sell puts, calls or combinations thereof.

      (2) Borrow money in excess of 10% of the value of its assets and then only as a temporary measure to facilitate redemptions or for other extraordinary or emergency purposes or mortgage, pledge or hypothecate any of its assets except as may be necessary in connection with such borrowings. Securities will not be purchased while borrowings are outstanding.

      (3) Engage in the underwriting of securities, except to the extent that the Fund may be deemed an underwriter as to restricted securities under the Securities Act of 1933 in selling portfolio securities.

      (4) Invest in real estate, although the Fund may purchase securities of issuers which engage in real estate operations and of real estate investment trusts.

      (5) Invest in commodities or commodity contracts.

      (6) Lend money except in connection with the purchase of debt obligations or by investment in repurchase agreements, provided that repurchase agreements maturing in more than seven days when taken together with all other illiquid investments do not exceed 10% of the Fund's assets.

      (7) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this 10% restriction, all outstanding debt securities of an issuer are considered as one class and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      (8) Purchase securities of other investment companies.

      (9) Invest 25% or more of its assets in securities of issuers in any one industry.

      (10) Invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. The restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      (11) Purchase or retain the securities of any issuer if, to the knowledge of the Fund, those officers and directors of the Fund and of the Adviser, who each owns more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such securities.

      (12) Issue senior securities except evidences of indebtedness permitted by restriction No. 2 above.

      (13) Purchase securities for the purpose of exercising control over another company.

      (14) Purchase securities on margin or sell securities short, or participate on a joint or a joint and several basis in any trading account in securities.

      (15) Purchase interests in oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the securities of companies which operate, invest in or sponsor such programs.

      (16) Invest more than 5% of the value of its total assets in warrants or more than 2% of such value in warrants which are not listed on the New York or American Stock Exchange, except that warrants attached to other securities are not subject to these limitations.

      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction. For purposes of industry classifications, the Fund follows the industry classifications in The Value Line Investment Survey.

      Since the Fund will be used as an investment vehicle for variable annuity contracts and variable life insurance policies issued through The Guardian Insurance & Annuity Company Inc. ("GIAC"), its investments may be subject in the future to further restrictions under the insurance laws and regulations of the states in which such contracts or policies are offered for sale.

                             DIRECTORS AND OFFICERS


Name, Address and Age               Position with Fund           Principal Occupations During Past 5 Years
---------------------               ----------------             -----------------------------------------
*Jean Bernhard Buttner              Chairman of the              Chairman, President and Chief Executive
 Age 62                             Board of Directors           Offi-cer of Value Line Inc. (the
                                    and President                "Adviser") and Value Line Publishing,
                                                                 Inc. Chairman of The Value Line Funds
                                                                 and Value Line Securities, Inc.

 John W. Chandler                   Director                     Consultant, Academic Search Consultation
 2801 New Mexico Ave., N.W.                                      Service, Inc. since 1992; Consultant,
 Washington, DC 20007                                            Korn/Ferry International, 1990-1992.
 Age 73                                                          Trustee Emeritus and Chairman
                                                                 (1993-1994) of Duke University;
                                                                 President Emeritus, Williams College.


*Leo R. Futia                      Director                      Retired Chairman and Chief Executive
 201 Park Avenue South                                           Officer of The Guardian Life Insurance
 New York, NY 10003                                              Company of America and Director since
 Age 77                                                          1970. Director (Trustee) of The Guardian
                                                                 Insurance & Annuity Company, Inc.,
                                                                 Guardian Investor Services Corporation,
                                                                 and the Guardian-sponsored mutual funds.


 Charles E. Reed                   Director                      Retired. Formerly, Senior Vice President
 3200 Park Avenue                                                of General Electric Co. Director
 Bridgeport, CT 06604                                            Emeritus of People's Bank, Bridgeport,
 Age 83                                                          CT.


----------

* "Interested" Director as defined in the Investment Company Act of 1940 (the "1940 Act").

Name, Address and Age              Position with Fund            Principal Occupations During Past 5 Years
---------------------              ----------------              -----------------------------------------
 Paul Craig Roberts                Director                      Distinguished Fellow, Cato Institute,
 505 South Fairfax Street                                        since 1993; formerly, William E. Simon
 Alexandria, VA 22320                                            Professor of Political Economy, Center
 Age 58                                                          for Strategic and International Studies;
                                                                 Director, A. Schulman Inc. (plastics)
                                                                 since 1992.

 Nancy-Beth Sheerr                 Director                      Chairman, Radcliffe College Board of
 1409 Beaumont Drive                                             Trustees.
 Gladwyne, PA 19035
 Age 47

 Philip J. Orlando, CFA            Vice President                Chief Investment Officer with the
 Age 38                                                          Adviser's Asset Management Division
                                                                 since 1995; Senior Vice President, First
                                                                 Capital Advisers, Inc., 1993-1995; Vice
                                                                 President, Unity Management, Inc.,
                                                                 1989-1993.

 Michael Romanowski                Vice President                Portfolio Manager with the Adviser since
 Age 46                                                          1995; Vice President and Securities
                                                                 Analyst with Conning & Co.
                                                                 (broker/dealer), 1992-1995.

 David T. Henigson                 Vice President, Secretary     Director, Vice President and Compliance
 Age 39                            and Treasurer                 Officer of the Adviser. Director and
                                                                 Vice President of the Distributor.


----------
Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY.


      Directors and certain officers of the Fund are also directors and officers of other investment companies for which the Adviser acts as investment adviser. The following table sets forth information regarding compensation of Directors by the Fund and by the Fund and the eleven other Value Line Funds of which each of the Directors is a director or trustee for the fiscal year ended December 31, 1996. Directors who are officers or employees of the Adviser do not receive any compensation from the Fund or any of the Value Line Funds.

                               Compensation Table
                       Fiscal Year Ended December 31, 1996

                                                                                                      Total
                                                                Pension or        Estimated       Compensation
                                                                Retirement         Annual           From Fund
                                              Aggregate          Benefits         Benefits          and Fund
                                            Compensation      Accrued As Part       Upon             Complex
Name of Person                                From Fund      of Fund Expenses    Retirement        (12 Funds)
                                            ------------      ---------------    ----------        -----------
Jean B. Buttner                                 $ -0-               N/A              N/A              $ -0-
John W. Chandler                                2,991               N/A              N/A             35,890
Leo R. Futia                                    2,741               N/A              N/A             32,890
Charles E. Reed                                 2,991               N/A              N/A             35,890
Paul Craig Roberts                              2,991               N/A              N/A             35,890
Nancy-Beth Sheerr                                 692               N/A              N/A              8,305

      As of the date of this Statement of Additional Information, The Guardian Insurance & Annuity Company, Inc., a Delaware corporation, owned all of the outstanding shares of the Fund. Such shares are allocated to one or more Guardian separate accounts which are registered as unit investment trusts under the 1940 Act. The address of The Guardian Insurance & Annuity Company, Inc. is 201 Park Avenue South, New York, New York. It is a subsidiary of The Guardian Life Insurance Company of America, a mutual life insurance company organized under the laws of the State of New York.

                                   THE ADVISER
          (See also "Management of the Fund" in the Fund's Prospectus)


      The Fund's investment adviser is Value Line, Inc. (the "Adviser"). The investment advisory agreement between the Fund and the Adviser provides for an advisory fee payable monthly at an annual rate of 1 1/42 of 1% of the Fund's average daily net assets during the year. During 1994, 1995 and 1996, the Fund paid or accrued to the Adviser advisory fees of $1,731,377, $2,221,925 and $2,927,833, respectively. In the computation of the advisory fee, the net amount of any tender fees received by Value Line Securities, Inc. from acting as tendering broker with respect to any portfolio securities of the Fund will be subtracted from the advisory fee.

      The investment advisory agreement provides that the Adviser shall render investment advisory and other services to the Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the Fund. The Fund pays all other expenses not assumed by the Adviser including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agent, legal and accounting fees, fees and expenses in connection with registration or qualification under state or Federal securities laws and costs of shareholder reports and proxy materials. In addition, the Fund has agreed to reimburse GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on behalf of the Fund. See note 4 of the notes to the Fund's financial statements for the year ended December 31, 1996. The Fund has agreed that it will use the words "Value Line" in its name only so long as Value Line, Inc. serves as investment adviser to the Fund.


      The Adviser acts as investment adviser to 15 other investment companies constituting The Value Line Family of Funds and furnishes investment advisory services to private and institutional accounts with combined assets in excess of $5 billion.

      Certain of the Adviser's clients may have investment objectives similar to the Fund and certain investments may be appropriate for the Fund and for other clients advised by the Adviser. From time to time, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all such clients. In addition, a particular security may be bought for one or more clients when one or more other clients are selling such security, or purchases or sales of the same security may be made for two or more clients at the same time. In such event, such transactions, to the extent practicable, will be averaged as to price and allocated as to amount in proportion to the amount of each order. In some cases, this procedure could have a detrimental effect on the price or amount of the securities purchased or sold by the Fund. In other cases, however, it is believed that the ability of the Fund to participate, to the extent permitted by law, in volume transactions will produce better results for the Fund.

      The Fund does not purchase or sell a security based solely on information contained in the Value Line Investment Survey. The Adviser and/or its affiliates, officers, directors and employees may from time to time own securities which are also held in the portfolio of the Fund. The Adviser has imposed rules upon itself and such persons requiring monthly reports of security transactions for their respective accounts and restricting trading in various types of securities in order to avoid possible conflicts of interest. The Adviser may from time to time, directly or through affiliates, enter into agreements to furnish for compensation special research or financial services to companies, including services in connection with acquisitions, mergers of financing. In the event that such agreements are in effect with respect to issuers of securities held in the portfolio of the Fund, specific reference to such agreements will be made in the "Schedule of Investments" in shareholder reports of the Fund. As of the date of this Statement of Additional Information, no such agreements exist.

                             BROKERAGE ARRANGEMENTS
          (See also "Management of the Fund" in the Fund's Prospectus)


      Orders for the purchase and sale of portfolio securities are placed with brokers and dealers who, in the judgment of the Adviser, are able to execute them as expeditiously as possible and at the best obtainable price. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers acting as principal, except when it is determined that better prices and executions may otherwise be obtained. The Adviser is also authorized to place purchase or sale orders with brokers or dealers who may charge a commission in excess of that charged by other brokers or dealers if the amount of the commission charged is reasonable in relation to the value of the brokerage and research services provided. Such allocation will be in such amounts and in such proportions as the Adviser may determine. Orders may also be placed with brokers or dealers who sell shares of the Fund or other funds for which the Adviser acts as investment adviser, but this fact, or the volume of such sales, is not a consideration in their selection. During 1994, 1995 and 1996, the Fund paid brokerage commissions of $931,366, $809,507 and $1,324,485, respectively, of which $654,916 (70%),
$561,234 (69%) and $835,307 (63%), respectively, was paid to Value Line Securities, Inc., which clears transactions for the Fund through unaffiliated broker-dealers.


      The Board of Directors has adopted procedures incorporating the standards and Rule 17e-1 under the 1940 Act which requires that the commission paid to Value Line Securities, Inc., or any other "affiliated person" be "reasonable and fair" compared to the commissions paid to other brokers in connection with comparable transactions. The procedures require that the Adviser furnish reports to the Directors with respect to the payment of commissions to affiliated brokers and maintain records with respect thereto.


      During 1996, $1,132,450 (85%) of the Fund's brokerage commissions went to brokers or dealers solely for their services in obtaining best prices and executions; the balance, or $192,035 (15%), went to brokers or dealers who provided information or services to the Adviser and, therefore, indirectly to the Fund and to shareholders of the Value Line funds. The information and services furnished to the Adviser include the furnishing of research reports and statistical compilations and computations and the providing of current quotations for securities. These services and information were furnished to the Adviser at no cost to it; no such services or information were furnished directly to the Fund, but certain of these services might have relieved the Fund of expenses which it would otherwise have had to pay. Such information and services are considered by the Adviser, and brokerage commissions are allocated in accordance with its assessment of such information and services, but only in a manner consistent with the placing or purchase and sale orders with brokers and/or dealers, which, in the judgment of the Adviser, are able to execute such orders as expeditiously as possible and at the best obtainable price. The Fund is advised that the receipt of such information and services has not reduced in any determinable amount the overall expenses of the Adviser.


      Portfolio Turnover. The Fund's annual portfolio turnover rate may exceed 100%. A rate of portfolio turnover of 100% would occur if all of the Fund's portfolio securities were replaced in a period of one year. To the extent that the Fund engages in short-term trading in attempting to achieve its investment objective, it may increase portfolio turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case. The Fund's portfolio turnover rate for recent fiscal years is set forth under "Financial Highlights" in the Prospectus.

                          SALE AND REDEMPTION OF SHARES

(See also "Calculation of Net Asset Value" and "Sale and Redemption of Shares" in the Fund's Prospectus)

      Shares of the Fund are sold and redeemed at net asset value next calculated after a purchase or redemption order is received by the Fund in good order. Shares of the Fund are available to the public only through the purchase of certain contracts or policies issued by GIAC. There are no minimum investment requirements. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after the order for redemption is received by the Fund. However,the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Securities and Exchange Commission by order so permits for the protection of security holders of the Fund.

                                      TAXES

       (See "Dividends, Distributions and Taxes" in the Fund's Prospectus)

      The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code. In each year in which the Fund so qualifies, it will not be subject to Federal income taxes on its net investment income and net capital gains which it distributes to shareholders. The Fund's net investment income is made up of dividends and interest, less expenses. The computation of net capital gains takes into account any capital loss carry forward of the Fund.

                                PERFORMANCE DATA

      From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual total return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise average annual total return information over different periods of time.

      The Fund's average annual total return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                T = (ERV/P)^(1/n)-1

Where:   P     = a hypothetical initial purchase order of $1,000
         T     = average annual total return
         n     = number of years
         ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

                             ADDITIONAL INFORMATION
Experts

      The financial statements of the Fund, including the financial highlights, included in the Fund's Annual Report to Shareholders and incorporated by reference in this Statement of Additional Information have been so incorporated by reference in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

Custodian

      The Fund employs State Street Bank and Trust Company Boston, MA, as custodian for the Fund. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

                              FINANCIAL STATEMENTS


      The Fund's financial statements for the year ended December 31, 1996, including the financial highlights for each of the five fiscal years in the period ended December 31, 1996, appearing in the 1996 Annual Report to Shareholders and the report thereon of Price Waterhouse LLP, independent accountants, appearing therein, are incorporated by reference in this Statement of Additional Information.

      The Fund's 1996 Annual Report to Shareholders is enclosed with this Statement of Additional Information.

                         VALUE LINE CENTURION FUND, INC.
                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

a.    Financial Statements
      Included in Part A of this Registration Statement:
            Financial Highlights for each of the ten years in the period ended December 31, 1996

      Incorporated by reference in Part B of this Registration Statement:*
            Schedule of Investments at December 31, 1996
            Statement of Assets and Liabilities at December 31, 1996
            Statement of Operations for the year ended December 31, 1996 Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995
            Notes to the Financial Statements Financial Highlights for each of the five years in the period ended December 31, 1996
            Report of Independent Accountants

      Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

----------
* Incorporated by reference from the Annual Report to Shareholders for the year ended December 31, 1996.

b.    Exhibits
      16.   Calculation of Performance Data -- Exhibit 1

Item 25.  Persons Controlled by or Under Common Control with Registrant

      As of the date hereof, The Guardian Insurance & Annuity Company, Inc., a Delaware corporation ("GIAC"), owned all of the outstanding common stock of the Registrant. GIAC is a subsidiary of The Guardian Life Insurance Company of America, a mutual life insurance company organized under the laws of the State of New York.

Item 26. Number of Holders of Securities (as of December 31, 1996).

                      (1)                              (2)
                                                    Number of
                Title of Class                 Record Shareholders
                --------------                 -------------------

             Capital Stock ($1.00                      12
             par value per share)

Item 27.  Indemnification

      Incorporated by reference from Post-Effective Amendment No. 5 (filed with the Commission March 3, 1988).

Item 28. Business or Other Connections of Investment Adviser

      Value Line, Inc., Registrant's investment adviser, acts as investment adviser for a number of individuals, trusts, corporations and institutions, in addition to the registered investment companies in the Value Line Family of Funds listed in Item 29.

                               Position with
         Name                   the Adviser                               Other Employment
         ----                   -----------                               ----------------

Jean Bernard Buttner      Chairman of the Board,             Chairman of the Board and Chief
                          President and Chief                Executive Officer of Arnold Bernhard &
                          Executive Officer                  Co., Inc. and Chairman of the Value Line
                                                             Funds and the Distributor.

Samuel Eisenstadt         Senior Vice President and          ----------------------------------------
                          Director

David T. Henigson         Vice President, Treasurer and      Vice President and a Director of Arnold
                          Director                           Bernhard & Co., Inc. and the
                                                             Distributor.

Howard A. Brecher         Vice President, Treasurer and      Secretary and Treasurer of Arnold
                          Director                           Bernhard & Co., Inc.

Harold Bernard, Jr.       Director                           Administrative Law Judge.

William S. Kanaga         Director                           Retired Chairman of Arthur Young (now
                                                             Ernst & Young).

W. Scott Thomas           Director                           Partner, Brobeck, Phleger & Harrison,
                                                             attorneys.

Item 29.  Principal Underwriters

(a) Value Line Securities, Inc., acts as principal underwriter for the following Value Line funds, including the Registrant: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leveraged Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line U.S. Government Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; Value Line Intermediate Bond Fund, Inc.; Value Line Small-Cap Growth Fund, Inc.; Value Line Asset Allocation Fund, Inc.; Value Line U.S. Multinational Company Fund, Inc.

(b)                               (2)
                             Position and                   (3)
             (1)                Offices                Position and
     Name and Principal     with Value Line            Offices with
      Business Address     Securities, Inc.             Registrant
      ----------------     ----------------             ----------

    Jean Bernard Buttner   Chairman of the Board       Chairman of the
                                                       Board and President

    David T. Henigson      Vice President, Secretary,  Vice President, Secretary
                           Treasurer and Director      and Treasurer

    Stephen LaRosa         Asst. Vice President        Asst. Treasurer

      The business address of each of the officers and directors is 220 East 42nd Street, New York, NY 10017-5891.

      (c) Not applicable.

Item 30.  Location of Accounts and Records

      Value Line, Inc., 220 East 42nd Street, New York, NY 10017 for records pursuant to Rule 31a-1(b)(4),(5),(6),(7),(10),(11), Rule 31a-(i). State Street
Bank and Trust Company, c/o NFDS, P.O. Box 419729, Kansas City, MO 64141 for records pursuant to Rule 31a-1(b)(2)(iv), State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 for all other records.

Item 31. Management Services

      None.

Item 32. Undertakings

      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information, constituting parts of this Post-Effective Amendment No. 14 to the registration statement on Form N-1A (the "Registration Statement"), of our report dated February 10, 1997 relating to the financial statements and financial highlights appearing in the December 31, 1996 Annual Report to Shareholders of Value Line Centurion Fund, Inc., which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Financial Highlights" in the Prospectus and under the headings "Additional Information" and "Financial Statements" in the Statement of Additional Information.


Price Waterhouse LLP


1177 Avenue of the Americas
New York, New York
April 28, 1997

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of April, 1997.

                                   VALUE LINE CENTURION FUND, INC.


                                   By:             /S/ DAVID T. HENIGSON
                                             ---------------------------------
                                                      Vice President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures                      Title                           Date
      ----------                      -----                           ----


 *JEAN BERNARD BUTTNER        Chairman of the Board of           April 28, 1997
(Jean Bernard Buttner)          Directors; President;
                                Principal Executive Officer

   *JOHN W. CHANDLER          Director                           April 28, 1997
  (John W. Chandler)

     *LEO R. FUTIA            Director                           April 28, 1997
    (Leo R. Futia)

   *CHARLES E. REED           Director                           April 28, 1997
   (Charles E. Reed)

  *PAUL CRAIG ROBERTS         Director                           April 28, 1997
 (Paul Craig Roberts)

  *NANCY-BETH SHEERR          Director                           April 28, 1997
  (Nancy-Beth Sheerr)

   DAVID T. HENIGSON          Treasurer; Principal               April 28, 1997
  (David T. Henigson)           Financial and Accounting
                                Officer


*By:          /S/ DAVID T. HENIGSON
       -------------------------------------
       (David T. Henigson, Attorney-in-fact)